Revenue - Summary of revenue recognized (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 1,354
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	581
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	71
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	252
Yarrow Biotechnology, Inc | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	282
Yarrow Biotechnology, Inc | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 168